Acquisition of businesses - Schedule of Non-Significant Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 16,606	$ 13,341
Exchange of assets	0	0	$ (3,538)
Net cash paid at acquisition date	7,057	6,083	2,081
Franchised restaurants
Business Combination [Line Items]
Property and equipment	7,522	925	2,063
Identifiable intangible assets	9,180	2,902	2,760
Goodwill	1,789	3,992	4,380
Liabilities assumed	0	0	(154)
Gain on restaurant transactions	(6,699)	0	0
Purchase price	11,792	7,819	9,049
Seller financing	(4,125)	(302)	(3,430)
Escrow	(610)	0	0
Exchange of assets	0	0	(3,538)
Settlement of franchise receivables	0	(1,434)	0
Net cash paid at acquisition date	$ 7,057	$ 6,083	$ 2,081